Law Offices
Roberts & Henry
504 Talbot St.
P.O. Box 1138
St. Michaels, MD 21663
____
(410) 822-4456





								July 12, 2004


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	COPLEY FUND, INC.
	File No. 811-2815
		   002-60951

Gentlemen:

	Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained  in the referenced Registration Statement.

								Sincerely,



								Thomas C. Henry

TCH/pt